JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)

INVESTMENT COMPANIES — 43.1%
Fixed Income — 26.9%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	229		1,812
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	123		841
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	27		188
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	36		316
JPMorgan High Yield Fund Class R6 Shares (a)	256		1,763
JPMorgan Income Fund Class R6 Shares (a)	–	(b)	–	(b)
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	207		2,226
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	88		819

Total Fixed Income			7,965

U.S. Equity — 16.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	71		4,834

TOTAL INVESTMENT COMPANIES (Cost $11,906)			12,799

EXCHANGE-TRADED FUNDS — 27.8%
Alternative Assets — 1.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5		506

			–
Fixed Income — 8.8%
JPMorgan High Yield Research Enhanced ETF (a)	9		439
JPMorgan U.S. Aggregate Bond ETF (a)	43		2,172

Total Fixed Income			2,611

International Equity — 13.3%
iShares Core MSCI Emerging Markets ETF	12		655
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	10		402
JPMorgan BetaBuilders International Equity ETF (a)	52		2,864

Total International Equity			3,921

U.S. Equity — 4.0%
iShares Russell 2000 ETF	3		521
iShares Russell Mid-Cap ETF	9		664

Total U.S. Equity			1,185

TOTAL EXCHANGE — TRADED FUNDS (Cost $7,699)			8,223

	Principal Amount (000)
U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	64		50
1.13%, 8/15/2040	150		118
1.38%, 11/15/2040	37		30
2.25%, 5/15/2041	8		8
1.75%, 8/15/2041	15		13
2.00%, 11/15/2041	10		9
2.25%, 8/15/2046	15		14
1.38%, 8/15/2050	268		206
1.63%, 11/15/2050	58		48
1.88%, 11/15/2051	22		19
2.25%, 2/15/2052	20		19
U.S. Treasury Notes
0.13%, 1/31/2023 (c)	478		472
0.13%, 9/15/2023	215		209
1.50%, 2/15/2025	170		165
0.25%, 8/31/2025	121		112
0.38%, 11/30/2025	46		43
0.50%, 8/31/2027	68		61
0.63%, 11/30/2027	45		41
1.25%, 3/31/2028	15		14
1.25%, 5/31/2028	12		11
1.00%, 7/31/2028	35		32
1.88%, 2/28/2029	35		34
1.88%, 2/15/2032	69		66
U.S. Treasury STRIPS Bonds
1.04%, 8/15/2026 (d)	40		36
1.15%, 5/15/2027 (d)	40		35
2.36%, 5/15/2041 (d)	55		33

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,006)			1,898

CORPORATE BONDS — 6.2%
Aerospace & Defense — 0.2%
Boeing Co. (The)
1.17%, 2/4/2023	5		5
1.43%, 2/4/2024	5		5
2.70%, 2/1/2027	32		31
3.45%, 11/1/2028	3		3
Northrop Grumman Corp.
3.85%, 4/15/2045	7		7
Raytheon Technologies Corp.
2.25%, 7/1/2030	11		10

			61

Airlines — 0.0% (e)
American Airlines Pass — Through Trust
Series 2021 — 1, Class A Shares, 2.88%, 7/11/2034	12		11

Automobiles — 0.1%
General Motors Co.
6.80%, 10/1/2027	4		5

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Hyundai Capital America
1.15%, 11/10/2022 (f)	17	16
2.65%, 2/10/2025 (f)	5	5
1.30%, 1/8/2026 (f)	5	5
2.38%, 10/15/2027 (f)	14	13

		44

Banks — 0.7%
Bank of America Corp.
4.00%, 1/22/2025	21	21
(SOFR + 1.01%), 1.20%, 10/24/2026 (g)	11	10
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (g)	23	24
(SOFR + 1.21%), 2.57%, 10/20/2032 (g)	5	5
(SOFR + 1.93%), 2.68%, 6/19/2041 (g)	21	18
Citigroup, Inc.
3.88%, 3/26/2025	34	35
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (g)	5	5
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (g)	11	12
(SOFR + 1.18%), 2.52%, 11/3/2032 (g)	5	4
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (g)	7	7
HSBC Holdings plc (United Kingdom)
6.10%, 1/14/2042	12	15
KeyCorp
2.25%, 4/6/2027	11	10
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	11	11
Wells Fargo & Co.
(SOFR + 2.53%), 3.07%, 4/30/2041 (g)	12	11
Westpac Banking Corp. (Australia)
3.13%, 11/18/2041	4	3

		191

Beverages — 0.0% (e)
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.75%, 7/15/2042	7	7
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	8	7

		14

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	3	3
3.20%, 11/21/2029	4	4
4.05%, 11/21/2039	20	21
Amgen, Inc.
3.15%, 2/21/2040	7	6
Gilead Sciences, Inc.
2.60%, 10/1/2040	11	9
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	7	6

		49

Building Products — 0.0% (e)
Masco Corp.
2.00%, 10/1/2030	5	4

Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (g)	13	13
4.25%, 10/21/2025	46	47
(SOFR + 0.91%), 1.95%, 10/21/2027 (g)	5	5
(SOFR + 1.11%), 2.64%, 2/24/2028 (g)	5	5
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (g)	16	16
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (f) (g)	10	9
Morgan Stanley
3.95%, 4/23/2027	14	14
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (g)	7	8
S&P Global, Inc.
2.70%, 3/1/2029 (f)	6	6
4.25%, 5/1/2029 (f)	10	10

		133

Chemicals — 0.1%
International Flavors & Fragrances, Inc.
3.47%, 12/1/2050 (f)	7	6
LYB International Finance III LLC
1.25%, 10/1/2025	11	10

		16

Construction & Engineering — 0.0% (e)
Quanta Services, Inc.
2.35%, 1/15/2032	10	9

Construction Materials — 0.0% (e)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	7	6

Consumer Finance — 0.2%
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (f)	5	5
5.50%, 1/15/2026 (f)	19	19
2.13%, 2/21/2026 (f)	5	5
2.53%, 11/18/2027 (f)	13	11
Capital One Financial Corp.
3.80%, 1/31/2028	11	11
(SOFR + 1.27%), 2.62%, 11/2/2032 (g)	5	5
General Motors Financial Co., Inc.
4.35%, 1/17/2027	2	2
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (f)	5	5

		63

Containers & Packaging — 0.0% (e)
Graphic Packaging International LLC
1.51%, 4/15/2026 (f)	6	6

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Diversified Consumer Services — 0.0% (e)
University of Miami
Series 2022, 4.06%, 4/1/2052	10	10

Diversified Financial Services — 0.0% (e)
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	7	6
3.13%, 11/7/2049	5	5

		11

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.75%, 6/1/2031	21	19
3.50%, 6/1/2041	11	10
3.55%, 9/15/2055	4	4
Verizon Communications, Inc.
2.10%, 3/22/102028	5	5
3.15%, 3/22/2030	10	10
2.65%, 11/20/2040	5	4

		52

Electric Utilities — 0.6%
Edison International
5.75%, 6/15/2027	6	6
Emera US Finance LP (Canada)
4.75%, 6/15/2046	12	13
Evergy, Inc.
2.90%, 9/15/2029	11	11
Indiana Michigan Power Co.
3.25%, 5/1/2051	5	4
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (f)	7	7
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (f)	7	6
NRG Energy, Inc.
2.00%, 12/2/2025 (f)	5	5
2.45%, 12/2/2027 (f)	24	22
OGE Energy Corp.
0.70%, 5/26/2023	5	5
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	5	5
Pacific Gas and Electric Co.
1.37%, 3/10/2023	10	9
1.70%, 11/15/2023	5	5
3.25%, 2/16/2024	5	5
2.95%, 3/1/2026	4	4
3.75%, 8/15/2042 (h)	4	3
4.30%, 3/15/2045	1	1
PacifiCorp
4.15%, 2/15/2050	12	12
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	12	11
Union Electric Co.
3.90%, 4/1/2052 (i)	4	4

		138

Energy Equipment & Services — 0.0% (e)
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (f)	7	7

Entertainment — 0.0%(e)
Activision Blizzard, Inc.
1.35%, 9/15/2030	4	3
Walt Disney Co. (The)
3.50%, 5/13/2040	11	11

		14

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.
1.50%, 1/31/2028	5	4
1.88%, 10/15/2030	27	23
3.10%, 6/15/2050	7	6
2.95%, 1/15/2051	4	3
Brixmor Operating Partnership LP
2.25%, 4/1/2028	10	10
2.50%, 8/16/2031	5	4
Corporate Office Properties LP
2.75%, 4/15/2031	5	4
CubeSmart LP
2.00%, 2/15/2031	11	10
Digital Realty Trust LP
3.70%, 8/15/2027	7	7
Equinix, Inc.
2.90%, 11/18/2026	11	11
Federal Realty Investment Trust
1.25%, 2/15/2026	7	6
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	7	6
Healthpeak Properties, Inc.
2.13%, 12/1/2028	6	6
Life Storage LP
2.40%, 10/15/2031	5	4
Office Properties Income Trust
2.40%, 2/1/2027	10	9
Physicians Realty LP
2.63%, 11/1/2031	5	5
Public Storage
1.95%, 11/9/2028	3	3
Realty Income Corp.
1.80%, 3/15/2033	5	4
Sabra Health Care LP
3.20%, 12/1/2031	5	4
Safehold Operating Partnership LP
2.85%, 1/15/2032	7	6
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (f)	14	14
UDR, Inc.
2.10%, 8/1/2032	7	6
1.90%, 3/15/2033	5	4
WP Carey, Inc.
2.40%, 2/1/2031	11	10
2.45%, 2/1/2032	10	9

		178

Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.63%, 2/10/2023 (f)	15	15
0.95%, 2/10/2026 (f)	2	2
1.30%, 2/10/2028 (f)	2	2
2.50%, 2/10/2041 (f)	3	2

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Alimentation Couche - Tard, Inc. (Canada)
3.44%, 5/13/2041 (f)	5	4
3.63%, 5/13/2051 (f)	5	5
Kroger Co. (The)
3.95%, 1/15/2050	7	7
Sysco Corp.
2.40%, 2/15/2030	11	10

		47

Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	3	3
Kraft Heinz Foods Co.
4.63%, 10/1/2039	5	5
4.38%, 6/1/2046	3	3
Smithfield Foods, Inc.
3.00%, 10/15/2030 (f)	11	10

		21

Gas Utilities — 0.1%
Atmos Energy Corp.
0.63%, 3/9/2023	5	5
1.50%, 1/15/2031	6	5
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	11	10

		20

Health Care Providers & Services — 0.2%
Anthem, Inc.
2.25%, 5/15/2030	7	6
Banner Health
1.90%, 1/1/2031	4	4
Bon Secours Mercy Health, Inc.
Series 20 — 2, 3.21%, 6/1/2050	5	4
HCA, Inc.
5.25%, 6/15/2026	23	23
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	5	5
MultiCare Health System
2.80%, 8/15/2050	2	2
Piedmont Healthcare, Inc.
2.86%, 1/1/2052	5	4
Universal Health Services, Inc.
2.65%, 10/15/2030 (f)	5	5
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	20	17

		70

Hotels, Restaurants & Leisure — 0.0% (e)
Starbucks Corp.
3.35%, 3/12/2050	7	6

Household Durables — 0.0% (e)
Lennar Corp.
4.50%, 4/30/2024	2	2

Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust
1.84%, 11/15/2023 (f)	15	15
Constellation Energy Generation LLC
3.25%, 6/1/2025	21	20
Southern Power Co.
5.15%, 9/15/2041	16	17

		52

Industrial Conglomerates — 0.0% (e)
Roper Technologies, Inc.
1.75%, 2/15/2031	4	3

Insurance — 0.3%
American International Group, Inc.
4.38%, 6/30/2050	7	8
Athene Global Funding
0.95%, 1/8/2024 (f)	11	10
2.75%, 6/25/2024 (f)	7	7
2.50%, 1/14/2025 (f)	4	4
1.45%, 1/8/2026 (f)	10	9
Berkshire Hathaway Finance Corp.
3.85%, 3/15/2052	5	5
Brown & Brown, Inc.
2.38%, 3/15/2031	7	6
Corebridge Financial, Inc.
3.65%, 4/5/2027 (f)	5	5
3.85%, 4/5/2029 (f)	5	5
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (f)	7	6
F&G Global Funding
1.75%, 6/30/2026 (f)	5	5
New York Life Insurance Co.
3.75%, 5/15/2050 (f)	7	7
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (f)	5	5
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (f)	7	6

		88

IT Services — 0.0% (e)
CGI, Inc. (Canada)
2.30%, 9/14/2031 (f)	6	5
Global Payments, Inc.
3.20%, 8/15/2029	4	4

		9

Leisure Products — 0.0% (e)
Hasbro, Inc.
3.90%, 11/19/2029	5	5

Machinery — 0.0% (e)
Otis Worldwide Corp.
3.11%, 2/15/2040	7	6

Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	11	10
3.50%, 6/1/2041	10	8
Comcast Corp.
3.25%, 11/1/2039	11	10
2.80%, 1/15/2051	3	3
Discovery Communications LLC
3.63%, 5/15/2030	11	11

		42

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (f)	12	10
Steel Dynamics, Inc.
1.65%, 10/15/2027	5	5
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	4	4

		19

Multiline Retail — 0.1%
Kohl’s Corp.
3.38%, 5/1/2031	6	6
Nordstrom, Inc.
4.25%, 8/1/2031	10	9

		15

Multi-Utilities — 0.0% (e)
WEC Energy Group, Inc.
1.38%, 10/15/2027	11	10

Oil, Gas & Consumable Fuels — 0.4%
Boardwalk Pipelines LP
4.45%, 7/15/2027	5	5
BP Capital Markets America, Inc.
3.63%, 4/6/2030	5	5
2.77%, 11/10/2050	11	9
Coterra Energy, Inc.
3.90%, 5/15/2027 (f)	5	5
Diamondback Energy, Inc.
3.25%, 12/1/2026	9	9
Energy Transfer LP
5.00%, 5/15/2044 (h)	10	10
Enterprise Products Operating LLC
4.45%, 2/15/2043	7	7
Exxon Mobil Corp.
3.00%, 8/16/2039	11	10
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (f)	5	5
4.32%, 12/30/2039 (f)	5	4
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (f)	14	14
3.45%, 10/15/2027 (f)	6	6
HollyFrontier Corp.
2.63%, 10/1/2023	7	7
NGPL PipeCo LLC
3.25%, 7/15/2031 (f)	5	5
Phillips 66 Partners LP
3.55%, 10/1/2026	7	7
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	7	7
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	7	6

		121

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	5	5
2.35%, 11/13/2040	9	7
Merck & Co., Inc.
2.35%, 6/24/2040	7	6
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	11	11
Viatris, Inc.
3.85%, 6/22/2040	11	10

		39

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	5	5
Kansas City Southern
4.70%, 5/1/2048	3	3
Norfolk Southern Corp.
3.05%, 5/15/2050	5	4
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (f)	11	10
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (f)	15	15
Union Pacific Corp.
3.55%, 8/15/2039	5	5

		42

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc.
2.38%, 6/1/2030	12	11
Analog Devices, Inc.
2.80%, 10/1/2041	4	4
Broadcom, Inc.
1.95%, 2/15/2028 (f)	9	8
KLA Corp.
3.30%, 3/1/2050	6	6
Microchip Technology, Inc.
0.97%, 2/15/2024	10	9
0.98%, 9/1/2024 (f)	5	5
NXP BV (China)
2.50%, 5/11/2031 (f)	5	5
3.25%, 5/11/2041 (f)	5	4

		52

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	3	3
Oracle Corp.
3.80%, 11/15/2037	17	15
VMware, Inc.
1.40%, 8/15/2026	7	6
4.70%, 5/15/2030	11	12
Workday, Inc.
3.50%, 4/1/2027	5	5

		41

Specialty Retail — 0.1%
AutoZone, Inc.
3.63%, 4/15/2025	11	11
Lowe’s Cos., Inc.
3.70%, 4/15/2046	7	7
Tractor Supply Co.
1.75%, 11/1/2030	8	7

		25

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
6.20%, 7/15/2030	18	21

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tobacco — 0.1%
Altria Group, Inc.
2.45%, 2/4/2032	10	9
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	13	11
4.39%, 8/15/2037	5	5
3.73%, 9/25/2040	6	5

		30

Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.38%, 7/1/2025	5	5
1.88%, 8/15/2026	15	14

		19

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada)
4.55%, 3/15/2052(f)	5	5
T-Mobile USA, Inc.
2.55%, 2/15/2031	17	15

		20

TOTAL CORPORATE BONDS (Cost $2,043)		1,842

MORTGAGE-BACKED SECURITIES — 5.7%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	9	10
Pool # QB4026, 2.50%, 10/1/2050	26	24
Pool # QB4045, 2.50%, 10/1/2050	16	15
Pool # QB4484, 2.50%, 10/1/2050	10	9
Pool # QB4542, 2.50%, 10/1/2050	8	8
Pool # RA4224, 3.00%, 11/1/2050	4	4
Pool # QB8503, 2.50%, 2/1/2051	14	13
Pool # QC4789, 3.00%, 7/1/2051	15	15
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	19	21
Pool # FM3118, 3.00%, 5/1/2050	6	6
Pool # BQ2894, 3.00%, 9/1/2050	13	12
Pool # BQ3996, 2.50%, 10/1/2050	11	11
Pool # BQ5243, 3.50%, 10/1/2050	4	4
Pool # CA7398, 3.50%, 10/1/2050	15	15
Pool # CA8637, 4.00%, 1/1/2051	33	35
Pool # BU1805, 2.50%, 12/1/2051	23	22
Pool # CB2637, 2.50%, 1/1/2052	15	14
Pool # BU3079, 3.00%, 1/1/2052	10	10
Pool # BV0273, 3.00%, 1/1/2052	10	10
Pool # CB2670, 3.00%, 1/1/2052	15	15
Pool # BV4831, 3.00%, 2/1/2052	5	5
Pool # BV0295, 3.50%, 2/1/2052	20	20
Pool # BV3950, 4.00%, 2/1/2052	10	10
FNMA, Other
Pool # AN2009, 2.70%, 7/1/2026	38	38
Pool # AM3010, 5.07%, 3/1/2028	9	9
Pool # BL8639, 1.09%, 4/1/2028	15	14
Pool # AM5319, 4.34%, 1/1/2029	9	9
Pool # BL5457, 2.57%, 7/1/2029	15	15
Pool # BS4290, 1.95%, 10/1/2029	100	93
Pool # BS0448, 1.27%, 12/1/2029	20	18
Pool # BL9748, 1.60%, 12/1/2029	5	5
Pool # AN7593, 2.99%, 12/1/2029	5	5
Pool # AN8285, 3.11%, 3/1/2030	5	5
Pool # AM8544, 3.08%, 4/1/2030	5	5
Pool # BL9251, 1.45%, 10/1/2030	20	18
Pool # BL9891, 1.37%, 12/1/2030	10	9
Pool # AN6149, 3.14%, 7/1/2032	30	30
Pool # BM3226, 3.44%, 10/1/2032 (j)	29	30
Pool # AN7923, 3.33%, 1/1/2033	10	10
Pool # AN9067, 3.51%, 5/1/2033	5	5
Pool # BS5511, IO, 3.45%, 8/1/2033 (i)	20	20
Pool # BL1012, 4.03%, 12/1/2033	10	11
Pool # BL0900, 4.08%, 2/1/2034	10	11
Pool # AN4430, 3.61%, 1/1/2037	12	13
Pool # BF0230, 5.50%, 1/1/2058	23	26
Pool # BF0497, 3.00%, 7/1/2060	12	12

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.00%, 4/25/2052(i)	240	235
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	17	17
Pool # BR3929, 3.50%, 10/20/2050	9	9
Pool # BW1726, 3.50%, 10/20/2050	16	17
Pool # BS8546, 2.50%, 12/20/2050	30	29
Pool # BR3928, 3.00%, 12/20/2050	39	39
Pool # BU7538, 3.00%, 12/20/2050	31	32
Pool # 785294, 3.50%, 1/20/2051	31	32
Pool # CA8452, 3.00%, 2/20/2051	37	38
Pool # CB1543, 3.00%, 2/20/2051	29	29
Pool # CA3588, 3.50%, 2/20/2051	28	28
Pool # CB1536, 3.50%, 2/20/2051	28	28
Pool # CB1542, 3.00%, 3/20/2051	39	39
Pool # CB4433, 3.00%, 3/20/2051	31	31
Pool # CC0070, 3.00%, 3/20/2051	33	34
Pool # CC8738, 3.00%, 3/20/2051	29	30
Pool # CC8723, 3.50%, 3/20/2051	34	34
Pool # CC8727, 3.00%, 4/20/2051	22	22
Pool # CC8739, 3.00%, 4/20/2051	24	24
Pool # CC8740, 3.00%, 4/20/2051	29	30
Pool # CC8751, 3.00%, 4/20/2051	29	29
Pool # CA3563, 3.50%, 7/20/2051	15	15
Pool # CE2586, 3.50%, 7/20/2051	25	25
Pool # MA7649, 2.50%, 10/20/2051	34	33
Pool # CK1527, 3.50%, 12/20/2051	20	20
Pool # CJ8184, 3.50%, 1/20/2052	20	21
Pool # CK2716, 3.50%, 2/20/2052	15	15
GNMA II, Other
Pool # 785183, 2.94%, 10/20/2070 (j)	21	20

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,773)		1,674

ASSET-BACKED SECURITIES — 3.3%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (f)	58	58
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 8/15/2046 (f)	25	23
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	19	18
Series 2016-3, Class AA, 3.00%, 10/15/2028	19	18
Series 2021-1, Class B, 3.95%, 7/11/2030	14	13
Series 2019-1, Class AA, 3.15%, 2/15/2032	25	23
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (f)	1	1
Series 2020-4, Class C, 1.31%, 12/14/2026 (f)	15	15
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class D, 4.04%, 11/18/2024	15	15
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (f)	79	73
CarMax Auto Owner Trust
Series 2019-3, Class C, 2.60%, 6/16/2025	15	15
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (f)	35	35
Series 2020-P1, Class C, 1.32%, 11/9/2026	15	14
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (f)	25	23
Delta Air Lines Pass-Through Trust
Series 2020-1, Class A, 2.50%, 6/10/2028	9	8
Drive Auto Receivables Trust
Series 2020-1, Class D, 2.70%, 5/17/2027	35	35

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (f)	10	10
Series 2021-2A, Class C, 1.10%, 2/16/2027 (f)	25	24
Series 2021-4A, Class D, 1.99%, 9/15/2027 (f)	25	23
Exeter Automobile Receivables Trust
Series 2021-2A, Class C, 0.98%, 6/15/2026	15	15
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (f)	22	21
First Investors Auto Owner Trust
Series 2021-1A, Class B, 0.89%, 3/15/2027 (f)	10	10
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (f)	10	9
Series 2020-4, Class C, 1.28%, 2/16/2027 (f)	10	10
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (f)	10	10
GLS Auto Receivables Trust
Series 2021-2A, Class B, 0.77%, 9/15/2025 (f)	10	10
JetBlue Pass-Through Trust
Series 2020-1, Class B, 7.75%, 11/15/2028	6	7
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (f)	61	60
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (f)	83	81
Series 2021-3, Class A, 1.15%, 5/15/2029 (f)	83	81
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class B, 0.71%, 8/17/2026 (f)	10	9
Santander Drive Auto Receivables Trust
Series 2019-3, Class D, 2.68%, 10/15/2025	19	19
Series 2020-4, Class C, 1.01%, 1/15/2026	10	10
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	3	3
Series 2019-2, Class B, 3.50%, 5/1/2028	8	8
Series 2016-2, Class A, 3.10%, 10/7/2028	4	3
Series 2018-1, Class A, 3.70%, 3/1/2030	8	8
United Auto Credit Securitization Trust
Series 2021-1, Class C, 0.84%, 6/10/2026 (f)	20	20
Veros Auto Receivables Trust
Series 2021-1, Class A, 0.92%, 10/15/2026 (f)	37	36
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (f) (h)	72	70
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (f)	10	10
Series 2020-3A, Class D, 1.65%, 2/17/2026 (f)	10	10

TOTAL ASSET-BACKED SECURITIES (Cost $1,000)		964

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 1.30%, 12/18/2037 (f) (j)	10	10
Series 2021-FL4, Class AS, 1.57%, 12/18/2037 (f) (j)	10	10
BPR Trust
Series 2021-KEN, Class A, 1.65%, 2/15/2029 (f) (j)	20	20
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.90%, 7/25/2041 (f) (j)	29	28
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	14	15
Series K-1510, Class A2, 3.72%, 1/25/2031	5	5
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	7	6
Series 2021-M3, Class X1, IO, 1.97%, 11/25/2033 (j)	93	12
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (f) (j)	10	10
Series 2016-K56, Class B, 3.94%, 6/25/2049 (f) (j)	5	5
Series 2016-K58, Class B, 3.74%, 9/25/2049 (f) (j)	25	24
Series 2017-K728, Class C, 3.65%, 11/25/2050 (f) (j)	10	10
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 1.20%, 12/15/2037 (f) (j)	8	7
UBS Commercial Mortgage Trust
Series 2018-C10, Class A1, 3.18%, 5/15/2051	47	46

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $217)		208

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
FNMA Trust, Whole Loan
Series 2002-W8, Class A1, 6.50%, 6/25/2042	7	7
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	3	3
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	8	8
Series 2019-7, Class CA, 3.50%, 11/25/2057	34	35
FNMA, REMIC Trust, Whole Loan
Series 2002-W3, Class A4, 6.50%, 11/25/2041	14	15
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	9	9
Series 2019-2, Class M55D, 4.00%, 8/25/2058	11	11
Series 2019-3, Class M55D, 4.00%, 10/25/2058	11	11
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	16	16
Series 2020-3, Class TTW, 3.00%, 5/25/2060	19	20

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $140)		135

	Shares (000)
SHORT-TERM INVESTMENTS — 6.7%
INVESTMENT COMPANIES — 6.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (k) (Cost $1,974)	1,974	1,974

Total Investments — 100.4% (Cost $28,758)		29,717
Liabilities in Excess of Other Assets — (0.4)%		(117)

Net Assets — 100.0%		29,600

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the effective yield as of March 31, 2022.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2022.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.
(k)	The rate shown is the current yield as of March 31, 2022.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4	06/2022	USD	906	73
U.S. Treasury 10 Year Note	8	06/2022	USD	983	(30)

					43

Short Contracts
MSCI Emerging Markets E-Mini Index	(6)	06/2022	USD	(338)	(31)

					12

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan SmartRetirement® Blend 2015 Fund

(formerly known as JPMorgan SmartSpendingSM 2015 Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

There were no significant transfers into or out of level 3 for the period ended March 31, 2022.

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$894	$70	$964
Collateralized Mortgage Obligations	—	135	—	135
Commercial Mortgage-Backed Securities	—	208	—	208
Corporate Bonds	—	1,842	—	1,842
Exchange-Traded Funds	8,223	—	—	8,223
Investment Companies	12,799	—	—	12,799
Mortgage-Backed Securities	—	1,674	—	1,674
U.S. Treasury Obligations	—	1,898	—	1,898
Short-Term Investments
Investment Companies	1,974	—	—	1,974

Total Investments in Securities	$22,996	$6,651	$70	$29,717

Appreciation in Other Financial Instruments
Futures Contracts	$73	$—	$—	$73
Depreciation in Other Financial Instruments
Futures Contracts	(61)	—	—	(61)

Total Net Appreciation/Depreciation in Other Financial Instruments	$12	$—	$—	$12

There were no significant transfers into or out of level 3 for the period ended March 31, 2022.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022		Shares at March 31, 2022		Dividend Income		Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$415	$—	$—	$(13)	$402		10		$—		$—
JPMorgan BetaBuilders International Equity ETF (a)	3,012	296	233	42	(253)	2,864		52		74		—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	591	9	160	34	32	506		5		10		—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	—	1,837	—	—	(25)	1,812		229		2		—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	593	338	—	—	(90)	841		123		20		—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	593	22	336	(55)	(36)	188		27		23		—
JPMorgan Equity Index Fund Class R6 Shares (a)	3,989	1,484	846	244	(37)	4,834		71		39		52
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	389	9	76	(1)	(5)	316		36		9		—
JPMorgan High Yield Fund Class R6 Shares (a)	1,112	951	221	1	(80)	1,763		256		42		—
JPMorgan High Yield Research Enhanced ETF (a)	1,301	65	852	(34)	(41)	439		9		39		—
JPMorgan Income Fund Class R6 Shares (a)	769	21	756	(21)	(13)	—	(b)	—	(b)	20		—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	2,345	98	188	9	(38)	2,226		207		43		—
JPMorgan Managed Income Fund Class L Shares (a)	20	—	20	— (b)	— (b)	—		—		—	(b)	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	2,528	126	1,713	(41)	(81)	819		88		30		6
JPMorgan U.S. Aggregate Bond ETF (a)	2,262	677	598	(5)	(164)	2,172		43		22		2
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c)	1,788	5,916	5,730	— (b)	—	1,974		1,974		—	(b)	—

Total	$21,292	$12,264	$11,729	$173	$(844)	$21,156				$373		$60

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2022.